SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	3 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended				12 Months Ended
	Jun. 30, 2013 segment	Dec. 31, 2013 segment	Dec. 31, 2012	Dec. 31, 2012 Vehicle Care division	Dec. 31, 2011 Nalco Holding Company ("Nalco") segment	Dec. 31, 2013 Nalco Holding Company ("Nalco")	Dec. 31, 2013 Nalco Holding Company ("Nalco") Trademarks	Dec. 31, 2012 Nalco Holding Company ("Nalco") Adjustments to Fair Value	Dec. 31, 2013 Champion	Dec. 31, 2013 Champion Adjustments to Fair Value	Dec. 31, 2013 GLOBAL INDUSTRIAL	Dec. 31, 2013 GLOBAL INSTITUTIONAL	Dec. 31, 2013 GLOBAL ENERGY	Dec. 31, 2013 OTHER segment
SIGNIFICANT ACCOUNTING POLICIES
Number of reporting units for which qualitative test is used	8
Number of operating segments		10			3									2
Number of reporting units for which estimated fair values exceeds carrying values	7
Number of reportable segments		4
Impairment of goodwill		$ 0
Changes in the carrying amount of goodwill for each of the company's reportable segments
Headroom due to the acquisition of Champion (as a percent)													30.00%
Changes in the carrying amount of goodwill
Beginning goodwill, net		5,920,500,000				4,500,000,000		53,000,000	1,000,000,000	37,100,000	2,751,600,000	720,600,000	2,325,300,000	123,000,000
Current year business acquisitions		1,071,800,000	23,200,000								33,900,000		1,037,900,000
Business divestiture		(2,100,000)		(17,100,000)							(2,100,000)
Effect of foreign currency translation		(127,300,000)	6,100,000								(53,900,000)	(14,000,000)	(57,000,000)	(2,400,000)
Ending goodwill, net		6,862,900,000	5,920,500,000			4,500,000,000		53,000,000	1,000,000,000	37,100,000	2,729,500,000	706,600,000	3,306,200,000	120,600,000
Net adjustment made to the preliminary purchase price allocation								53,000,000		37,100,000
Goodwill expected to be tax deductible		0	0
Carrying value of asset subject to impairment testing							1,200,000,000
Impairment of indefinite life intangible asset							$ 0